Reclassification of Prior Period Amounts (Tables)	12 Months Ended
Mar. 31, 2026
Reclassification of Prior Period Amounts [Abstract]
Schedule of Consolidated and Combined Balance Sheets

Consolidated And Combined Balance Sheets as of March 31, 2025

	2025
	Original	Reclassification	Final
	US$	US$	US$
Non-current assets
Right-of-use assets under – financing leases	328,203	(328,203)	-
Right-of-use assets under – operating leases	-	328,203	328,203

Current liabilities
Current lease liabilities under finance lease	175,315	(175,315)	-
Current lease liabilities under operating lease	-	175,315	175,315

Non-current liabilities
Non-current lease liabilities under finance lease	848,859	(848,859)	-
Non-current lease liabilities under operating lease	-	848,859	848,859

Schedule of Consolidated and Combined Statement of Operations and Comprehensive Income

Consolidated and Combined Statement of Operations and Comprehensive Income for the year ended March 31, 2025

		2025
	Original	Reclassification	Final
	US$	US$	US$
General and administrative expenses	1,669,513	15,870	1,685,383
Interest expenses	76,564	(15,870)	60,694

Consolidated and Combined Statement of Operations and Comprehensive Income for the year ended March 31, 2024

	2024
	Original	Reclassification	Final
	US$	US$	US$
General and administrative expenses	1,239,981	19,860	1,259,841
Interest expenses	55,550	(19,860)	35,690

Schedule of Consolidated and Combined Statement of Cash Flow

Consolidated And Combined Statement of Cash Flow for the year ended March 31, 2025

		2025
	Original	Reclassification	Final
	US$	US$	US$
Operating activities
Income tax expenses	52,755	(52,755)	-
Interest income	(91,214)	91,214	-
Interest expenses	76,564	(76,564)	-
Tax payable	-	(137,471)	(137,471)
Income taxes (paid)/refunded	(301,899)	301,899	-

Investing activities
Interest received	91,214	(91,214)	-

Financing activities
Proceeds from new bank borrowings	600,785	(2,158)	598,627
Repayment of bank borrowings	(189,129)	679	(188,450)
Interest paid on bank borrowing	(60,541)	60,541	-
Other interest paid	(153)	153	-
Payments of principal portion of lease liabilities	(152,001)	152,001	-
Payments of interest portion of lease liabilities	(15,870)	15,870	-

Consolidated And Combined Statement of Cash Flow for the year ended March 31, 2024

		2024
	Original	Reclassification	Final
	US$	US$	US$
Operating activities
Income tax expenses	144,647	(144,647)	-
Interest income	(66,403)	66,403	-
Interest expenses	55,550	(55,550)	-
Unrealized foreign exchange gain	(148,160)	148,160	-
Tax payable	-	136,630	136,630
Income taxes (paid)/refunded	4,599	(4,599)	-

Investing activities
Interest received	66,403	(66,403)	-

Financing activities
Advance from related parties	1,333,666		-
Repayments to related parties	(3,911,139)		-
Proceeds from new bank borrowings	553,096	(45,321)	507,775
Repayment of bank borrowings	(206,611)	45,321	(161,290)
Interest paid on bank borrowing	(35,673)	35,673	-
Other interest paid	(17)	17	-
Payments of principal portion of lease liabilities	(179,532)	179,532	-
Payments of interest portion of lease liabilities	(19,860)	19,860	-